Subsequent Events - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended			1 Months Ended	0 Months Ended	1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2013	Jun. 05, 2014	Feb. 28, 2014
Subsequent Event [Line Items]
Redeemable convertible preferred stock, issued	0		94,483,404	73,991,017
Proceeds from issuance of redeemable convertible preferred stock	$ 442	$ 5,955	$ 40,799	$ 16,057	$ 10,069
Redeemable convertible preferred stock, issuance cost	2,312	165	196
Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Redeemable convertible preferred stock, issued			16,110,473			16,110,473
Redeemable convertible preferred stock, issuance price			$ 2.1725			$ 2.1725
Proceeds from issuance of redeemable convertible preferred stock						35,000
Redeemable convertible preferred stock, issuance cost			156			156
Subsequent Event [Member]
Subsequent Event [Line Items]
Redeemable convertible preferred stock, conversion ratio							1-for-6.28
Subsequent Event [Member] | Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Redeemable convertible preferred stock, issued								204,101
Redeemable convertible preferred stock, issuance price								$ 2.1725
Proceeds from issuance of redeemable convertible preferred stock								443
Redeemable convertible preferred stock, issuance cost								$ 1